SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	6 Months Ended		12 Months Ended		30 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Summary Of Significant Accounting Policies Details Narrative
Net assets of the entity's oil and gas operations	$ 496,764		$ 472,520	$ 278,754	$ 472,520
Working capital from separate Purchase and Sales Agreements			625,000		625,000
Net operating loss carry forwards			1,114,602		1,114,602
Expiry Date			2031
Receivables not collected			704		704
Depreciation expense	723	78	154	1,927	2,082
Rent expense			14,400	10,800
Accretion expense			9,436	622
Remaining shares to be issued under stock option plan			546,618		546,618
Estimated fair value of asset retirement obligation			$ 94,042		$ 94,042
Weighted average number of common shares outstanding			61,114,602